Transactions with Related Parties - Account Balances with Related Parties (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Loans [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	₩ 22,147	₩ 22,351
Loans [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,147	22,147
Loans [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		204
Loans [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,147	22,351
Accounts receivable - trade and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	125,096	120,706
Accounts receivable - trade and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	6,449	7,941
Accounts receivable - trade and others [member] | F&U Credit information Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	10	2
Accounts receivable - trade and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	33,773	21,510
Accounts receivable - trade and others [member] | Wave City Development Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	25,782	31,523
Accounts receivable - trade and others [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,779	5,359
Accounts receivable - trade and others [member] | KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	352	1,025
Accounts receivable - trade and others [member] | Content Warve Company Limited [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	283
Accounts receivable - trade and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	9,098	2,490
Accounts receivable - trade and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	72,077	61,909
Accounts receivable - trade and others [member] | SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,521	4,422
Accounts receivable - trade and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,245	3,469
Accounts receivable - trade and others [member] | SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	579
Accounts receivable - trade and others [member] | SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	37	30
Accounts receivable - trade and others [member] | SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	263	14
Accounts receivable - trade and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	11,737	7,496
Accounts receivable - trade and others [member] | SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	3,502	2,757
Accounts receivable - trade and others [member] | SK Hystec Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	494	848
Accounts receivable - trade and others [member] | SK hynix Semiconductor (China) Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	5,896	8,556
Accounts receivable - trade and others [member] | SK Battery Hungary Krt [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,075
Accounts receivable - trade and others [member] | SK Global Chemical Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,142
Accounts receivable - trade and others [member] | SK Global Chemical International Trading (Shanghai) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	795
Accounts receivable - trade and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	15,564	23,264
Accounts receivable - trade and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	46,570	50,856
Accounts receivable - trade and others [member] | HappyNarae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	720
Accounts payable - other and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	622,523	544,438
Accounts payable - other and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	64,373	87,458
Accounts payable - other and others [member] | F&U Credit information Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	4,699	4,869
Accounts payable - other and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	128	100
Accounts payable - other and others [member] | KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	145,328	9,474
Accounts payable - other and others [member] | Content Warve Company Limited [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	2,491
Accounts payable - other and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	1,686	2,262
Accounts payable - other and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	154,332	16,705
Accounts payable - other and others [member] | SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	152	97
Accounts payable - other and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	108,233	76,993
Accounts payable - other and others [member] | SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	7,103	10,900
Accounts payable - other and others [member] | SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	9,253	16,337
Accounts payable - other and others [member] | SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	89,915	200,703
Accounts payable - other and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	44,105	43,791
Accounts payable - other and others [member] | SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	1,837	1,954
Accounts payable - other and others [member] | SK Hystec Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	6,085	687
Accounts payable - other and others [member] | SK Global Chemical Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	5
Accounts payable - other and others [member] | SK Global Chemical International Trading (Shanghai) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	21
Accounts payable - other and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	120,575	88,813
Accounts payable - other and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	403,818	₩ 440,275
Accounts payable - other and others [member] | HappyNarae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	₩ 16,534